Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.03864%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,397,309.29

Principal:
Principal Collections	$27,259,599.36
Prepayments in Full	$13,323,269.33
Liquidation Proceeds	$679,376.23
Recoveries	$150,917.79
Sub Total	$41,413,162.71
Collections	$45,810,472.00

Purchase Amounts:
Purchase Amounts Related to Principal	$738,168.04
Purchase Amounts Related to Interest	$5,196.51
Sub Total	$743,364.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,553,836.55

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,553,836.55
Servicing Fee	$961,133.48	$961,133.48	$0.00	$0.00	$45,592,703.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,592,703.07
Interest - Class A-2a Notes	$847,108.21	$847,108.21	$0.00	$0.00	$44,745,594.86
Interest - Class A-2b Notes	$673,176.21	$673,176.21	$0.00	$0.00	$44,072,418.65
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$42,096,168.65
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$41,731,368.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,731,368.65
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$41,531,399.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,531,399.40
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$41,386,256.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,386,256.82
Regular Principal Payment	$37,831,181.55	$37,831,181.55	$0.00	$0.00	$3,555,075.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,555,075.27
Residual Released to Depositor	$0.00	$3,555,075.27	$0.00	$0.00	$0.00
Total		$46,553,836.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,831,181.55
Total					$37,831,181.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,864,299.96	$63.69	$847,108.21	$2.36	$23,711,408.17	$66.05
Class A-2b Notes	$14,966,881.59	$63.69	$673,176.21	$2.86	$15,640,057.80	$66.55
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$37,831,181.55	$23.96	$4,206,446.25	$2.66	$42,037,627.80	$26.62

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$197,768,452.83	0.5508871	$174,904,152.87	0.4871982
Class A-2b Notes	$129,458,457.97	0.5508871	$114,491,576.38	0.4871982
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,012,166,910.80	0.6410420	$974,335,729.25	0.6170822

Pool Information
Weighted Average APR	4.886%	4.898%
Weighted Average Remaining Term	48.33	47.53
Number of Receivables Outstanding	38,316	37,508
Pool Balance	$1,153,360,177.30	$1,110,803,359.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,057,098,899.83	$1,018,629,366.02
Pool Factor	0.6658480	0.6412795

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$92,173,993.75
Targeted Overcollateralization Amount	$136,467,630.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$136,467,630.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$556,404.57
(Recoveries)		27	$150,917.79
Net Loss for Current Collection Period			$405,486.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4219%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3078%
Second Prior Collection Period			0.7037%
Prior Collection Period			0.4428%
Current Collection Period			0.4298%
Four Month Average (Current and Prior Three Collection Periods)			0.4710%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		897	$4,696,470.07
(Cumulative Recoveries)			$520,692.31
Cumulative Net Loss for All Collection Periods			$4,175,777.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2411%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,235.75
Average Net Loss for Receivables that have experienced a Realized Loss			$4,655.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	232	$9,220,623.50
61-90 Days Delinquent	0.17%	46	$1,853,936.72
91-120 Days Delinquent	0.03%	5	$304,211.02
Over 120 Days Delinquent	0.04%	9	$399,762.50
Total Delinquent Receivables	1.06%	292	$11,778,533.74

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,029,616.18
Total Repossessed Inventory		41	$1,839,765.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2125%
Prior Collection Period			0.1514%
Current Collection Period			0.1600%
Three Month Average			0.1746%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2303%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$4,031,429.53
2 Months Extended	132	$5,681,055.25
3+ Months Extended	21	$827,082.82

Total Receivables Extended	252	$10,539,567.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer